SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
NOTE 14:-	SUBSEQUENT EVENTS
In January 2024, 292,728 ordinary shares were issued and sold through the ATM, with proceeds of approximately $562 (net of $17 issuance expenses).